COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of total future payments under these purchase agreements

Year ending December 31,	RMB
2025	4,007,969
2026	7,716,301
2027	389,446
Total	12,113,716